CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
Profit for the year	$ 24,108	$ 20,801	$ 18,974
Items that will not be reclassified subsequently to the consolidated income statement:
Remeasurement of defined benefit obligation for the year	(481)	25	(995)
Changes in the fair value of equity instruments at fair value through other comprehensive income	(18)	(76)	126
Changes in the fair value attributable to change in the credit risk of financial liabilities designated at fair value through profit or loss	3		(8)
Income tax	149	16	264
Total of items that will not be reclassified subsequently to the consolidated income statement	(347)	(35)	(613)
Financial assets at fair value through other comprehensive income:
Valuation adjustments, FVTOCI	(6,705)	(6,724)	3,565
Amounts reclassified to the consolidated income statement, FVTOCI	(41)	(781)	(843)
Income tax, FVTOCI	2,210	1,402	(1,056)
Cash flow hedges:
Valuation adjustments, cash flow hedge	(1,224)	1,394	(376)
Amounts reclassified to the consolidated income statement, Cash flow hedge	8	11	(43)
Income tax, Cash flow hedge	365	(422)	126
Total of items that may be reclassified subsequently to the consolidated income statement	(5,387)	(5,120)	1,373
Other comprehensive income/(loss) for the year, net of income tax	(5,734)	(5,155)	760
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	18,374	15,646	19,734
Attributable to the Parent	$ 18,374	$ 15,646	$ 19,734